                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-6247
                                   ---------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:     11-30
                           -----------------------------------------------------

Date of reporting period:    08-31-2005
                           -----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
AUGUST 31, 2005
[american century logo and text logo]

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS* - 99.5%
AUSTRALIA - 4.9%
         4,564,214  Amcor Limited(1)                             $       22,709
         2,820,105  BHP Billiton Limited(1)                              43,497
           214,440  Commonwealth Bank of
                    Australia(1)                                          6,046
         8,098,900  Macquarie Infrastructure Group                       23,750
           751,910  National Australia Bank Ltd.                         17,747
         1,863,330  QBE Insurance Group Limited(1)                       24,020
                                                                 ---------------
                                                                        137,769
                                                                 ---------------
AUSTRIA - 1.3%
           638,003  Erste Bank der Oesterreichischen
                    Sparkassen AG                                        35,379
                                                                 ---------------
BELGIUM - 1.3%
           422,990  KBC Groupe                                           35,066
                                                                 ---------------
CANADA - 1.6%
           182,650  Canadian Pacific Railway Ltd(2)                       6,900
           366,309  Shoppers Drug Mart Corporation                       12,872
           663,370  Thomson Corp.(1)                                     24,619
                                                                 ---------------
                                                                         44,391
                                                                 ---------------
DENMARK - 0.7%
           366,570  Novo Nordisk AS Cl B                                 18,885
                                                                 ---------------
FINLAND - 0.3%
           478,590  Nokia OYJ                                             7,486
                                                                 ---------------
FRANCE - 15.0%
           595,680  Accor SA                                             31,416
         1,195,999  Axa SA(1)                                            31,781
           287,420  Essilor International SA Cie
                    Generale D'Optique                                   22,427
         1,157,960  France Telecom SA                                    34,870
           109,885  Gaz de France(2)                                      3,674
           272,990  Lafarge SA(1)                                        25,275
            86,150  Pernod-Ricard SA(1)                                  14,953
           256,290  Pinault-Printemps-Redoute(1)                         27,475
           234,710  Sanofi-Aventis(1)                                    20,037
           254,510  Schneider Electric SA(1)                             20,016
           362,170  Societe Generale Cl A(1)                             39,117
           314,450  Total SA(1)                                          82,666
            74,510  Veolia Environnement(1)(2)                            3,038
           389,142  Vinci SA(1)                                          34,565
           901,150  Vivendi Universal SA                                 28,315
                                                                 ---------------
                                                                        419,625
                                                                 ---------------
GERMANY - 6.2%
           80,820  Adidas-Salomon AG(1)                                  14,417
          387,050  BASF AG                                               27,116
          404,430  Continental AG(1)                                     32,006
          343,850  Deutsche Post AG                                       8,670
        1,421,340  Deutsche Telekom(1)                                   27,003

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
          240,590  E.On AG                                               22,958
          305,441  Fresenius Medical Care AG(1)                          27,695
          273,850  Metro AG                                              13,861
                                                                 ---------------
                                                                        173,726
                                                                 ---------------
GREECE - 3.0%
          845,660  Greek Organization of Football
                   Prognostics SA                                        26,853
          856,790  Hellenic Telecommunications
                   Organization SA(2)                                    17,757
        1,084,390  National Bank of Greece SA                            40,293
                                                                 ---------------
                                                                         84,903
                                                                 ---------------
INDIA - 0.3%
          241,730  Tata Consultancy Services Ltd.                         7,719
                                                                 ---------------
IRELAND - 3.2%
        2,514,811  Anglo Irish Bank Corporation                          33,941
        1,792,700  Bank of Ireland                                       28,419
          577,040  Ryanair Holdings plc ADR(1)(2)                        26,423
                                                                 ---------------
                                                                         88,783
                                                                 ---------------
ITALY - 2.7%
        1,616,280  Banco Popolare di Verona e
                   Novara Scrl(1)                                        29,051
          966,730  ENI SpA                                               28,623
        1,118,500  Saipem SpA(1)                                         18,835
                                                                 ---------------
                                                                         76,509
                                                                 ---------------
JAPAN - 17.9%
          103,300  Advantest Corp.(1)                                     8,067
        1,437,000  Ajinomoto Co. Inc.                                    15,093
          832,900  Astellas Pharma Inc.                                  29,586
        2,082,000  Bank of Yokohama Ltd. (The)                           13,342
          951,000  Daikin Industries Ltd.                                25,401
            5,680  East Japan Railway Company                            30,547
          606,900  Eisai Co. Ltd.(1)                                     22,985
          673,900  Fuji Photo Film Co. Ltd.                              21,685
          551,800  Honda Motor Co., Ltd.                                 29,526
          111,100  Hoya Corp.(1)                                         14,471
            4,300  KDDI Corp.(1)                                         22,659
           50,400  Keyence Corp.                                         11,817
        1,078,000  Komatsu Ltd.(1)                                       11,936
        1,912,000  Matsushita Electric Industrial Co.,
                   Ltd.(1)                                               33,268
            1,130  Mitsubishi Tokyo Financial Group,
                   Inc.(1)                                               11,542
          519,700  Murata Manufacturing Co. Ltd.                         27,104
          226,100  Omron Corp.                                            5,007
          177,200  ORIX Corporation(1)                                   29,262
        7,520,000  Osaka Gas Co. Ltd.                                    24,061
          583,800  Shin-Etsu Chemical Co., Ltd.                          23,535
        5,455,000  Taisei Corp.(1)                                       19,821
          356,420  Takefuji Corp.(1)                                     24,903
        2,718,000  Toray Industries Inc.(1)                              12,406
          471,400  Yamada Denki Co Ltd.(1)                               30,167
                                                                 ---------------
                                                                        498,191
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

MEXICO - 0.6%
          766,380  America Movil SA de CV Series L
                   ADR                                                   16,860
                                                                 ---------------
MULTI-NATIONAL - 0.4%
          195,000  iShares MSCI EAFE Index Fund(1)                       10,920
                                                                 ---------------
NETHERLANDS - 3.8%
        1,746,190  Aegon N.V.                                            24,493
        1,338,370  ASML Holding N.V.(1)(2)                               22,422
        1,040,010  ING Groep N.V.(1)                                     30,202
          663,910  Royal Numico N.V.(2)                                  27,528
                                                                 ---------------
                                                                        104,645
                                                                 ---------------
NORWAY - 2.1%
        2,680,180  DnB NOR ASA                                           28,263
        3,441,810  Telenor ASA                                           31,572
                                                                 ---------------
                                                                         59,835
                                                                 ---------------
SOUTH KOREA - 0.5%
           25,750  Samsung Electronics                                   13,545
                                                                 ---------------
SPAIN - 4.2%
        2,506,740  Banco Popular Espanol SA(1)                           30,677
        1,296,396  Cintra Concesiones de
                   Infraestructuras de Transporte
                   SA(1)                                                 16,953
          377,947  Grupo Ferrovial SA(1)                                 29,234
        2,376,425  Telefonica SA(1)                                      39,226
                                                                 ---------------
                                                                        116,090
                                                                 ---------------
SWITZERLAND - 7.2%
          573,400  Compagnie Financiere Richemont
                   AG A Shares                                           21,743
          138,170  Nestle SA                                             38,784
          895,330  Novartis AG                                           43,410
          266,945  Roche Holding AG                                      36,870
          159,990  Swiss Life Holding(1)                                 22,340
          470,566  UBS AG                                                38,500
                                                                 ---------------
                                                                        201,647
                                                                 ---------------
UNITED KINGDOM - 22.3%
        1,046,620  AstraZeneca plc                                       47,739
        1,663,870  BAA plc                                               18,343
        2,448,920  BG Group plc                                          22,053
        6,949,350  BP plc                                                79,181
          280,810  British American Tobacco plc                           5,650
        2,016,800  Diageo plc                                            28,797
        2,762,720  GlaxoSmithKline plc                                   66,692
          185,520  HSBC Holdings plc                                      2,987
       11,941,080  Legal & General Group plc                             23,950
          669,070  Man Group plc                                         19,843
        1,472,215  National Grid Transco plc                             13,908
        1,215,030  Next plc                                              33,033
        1,236,682  Reckitt Benckiser plc                                 38,259
        2,035,040  Reed Elsevier plc                                     19,079

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

        1,634,964  Royal Bank of Scotland Group plc                      47,781
        2,237,080  Smith & Nephew plc                                    21,456
        6,457,550  Tesco plc                                             37,982
        3,423,070  Unilever plc                                          34,405
       15,383,150  Vodafone Group plc                                    42,086
          465,930  Wolseley plc                                           9,475
        1,062,630  WPP Group plc                                         10,977
                                                                 ---------------
                                                                        623,676
                                                                 ---------------
TOTAL COMMON STOCKS                                                   2,775,650
(Cost $2,273,869)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 5.25% - 6.625%, 2/15/27 -
11/15/28, valued at $28,907), in a joint trading
account at 3.50%, dated 8/31/05, due 9/1/05
(Delivery value $28,303)                                                 28,300
                                                                 ---------------
(Cost $28,300)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 18.0% REPURCHASE AGREEMENTS
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.60%, dated 8/31/05, due 9/1/05
(Delivery value $2,047)                                                   2,047
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.56%,
dated 8/31/05, due 9/1/05 (Delivery value
$500,050)                                                               500,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES
LENDING                                                                 502,047
(Cost $502,047)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 118.5%                                  3,305,997
                                                                 ---------------
(COST $2,804,216)
OTHER ASSETS AND LIABILITIES - (18.5)%                                 (516,214)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $    2,789,783
                                                                 ===============

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                24.3%
Consumer Discretionary                    13.8%
Health Care                               12.8%
Industrials                               10.2%
Consumer Staples                           9.6%
Telecommunication Services                 8.3%
Energy                                     8.3%
Materials                                  5.5%
Information Technology                     3.9%
Utilities                                  2.4%
Diversified                                0.4%
Cash and cash equivalents(+)               0.5%
(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.
(1) Security, or a portion thereof, was on loan as of August 31, 2005. The aggregate value of securities on loan at August 31, 2005, was $484,505.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $     2,809,713
                                            ===============
Gross tax appreciation of investments       $       519,319
Gross tax depreciation of investments             (23,035)
                                            ---------------
Net tax appreciation of investments         $       496,284
                                            ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL STOCK FUND
AUGUST 31, 2005
[american century logo and text logo]

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS* - 98.4%
AUSTRALIA - 4.9%
            22,082  Amcor Limited                                $           110
            13,809  BHP Billiton Limited                                     213
               940  Commonwealth Bank of Australia                            27
            37,918  Macquarie Infrastructure Group                           111
             3,682  National Australia Bank Ltd.                              87
             9,124  QBE Insurance Group Limited                              118
                                                                 ---------------
                                                                             666
                                                                 ---------------
AUSTRIA - 1.2%
             3,104  Erste Bank der Oesterreichischen
                    Sparkassen AG                                            172
                                                                 ---------------
BELGIUM - 1.2%
             2,071  KBC Groupe                                               172
                                                                 ---------------
CANADA - 1.5%
               835  Canadian Pacific Railway Ltd(1)                           32
             1,692  Shoppers Drug Mart Corporation                            59
             3,248  Thomson Corp.                                            121
                                                                 ---------------
                                                                             212
                                                                 ---------------
DENMARK - 0.7%
             1,795  Novo Nordisk AS Cl B                                      92
                                                                 ---------------
FINLAND - 0.2%
             2,189  Nokia Oyj                                                 34
                                                                 ---------------
FRANCE - 15.1%
             2,917  Accor SA                                                 154
             5,857  Axa SA                                                   156
             1,408  Essilor International SA Cie
                    Generale D'Optique                                       110
             5,671  France Telecom SA                                        171
               503  Gaz de France(1)                                          17
             1,337  Lafarge SA                                               124
               394  Pernod-Ricard SA                                          68
             1,233  Pinault-Printemps-Redoute                                132
             1,150  Sanofi-Aventis                                            98
             1,247  Schneider Electric SA                                     98
             1,774  Societe Generale Cl A                                    192
             1,540  Total SA                                                 405
               314  Veolia Environnement(1)                                   13
             1,905  Vinci SA                                                 170
             4,413  Vivendi Universal SA                                     139
                                                                 ---------------
                                                                           2,047
                                                                 ---------------
GERMANY - 6.2%
               370  Adidas-Salomon AG                                         66
             1,895  BASF AG                                                  133
             1,980  Continental AG                                           157
             1,605  Deutsche Post AG                                          40

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------

             6,960  Deutsche Telekom                                         132
             1,178  E.On AG                                                  112
             1,496  Fresenius Medical Care AG                                136
             1,252  Metro AG                                                  63
                                                                 ---------------
                                                                             839
                                                                 ---------------
GREECE - 3.0%
             4,141  Greek Organization of Football
                    Prognostics SA                                           131
             4,195  Hellenic Telecommunications
                    Organization SA(1)                                        87
             5,309  National Bank of Greece SA                               196
                                                                 ---------------
                                                                             414
                                                                 ---------------
INDIA - 0.1%
               264  Infosys Technologies Ltd. ADR                             19
                                                                 ---------------
IRELAND - 3.2%
            12,255  Anglo Irish Bank Corporation                             165
             8,778  Bank of Ireland                                          139
             2,825  Ryanair Holdings plc ADR(1)                              129
                                                                 ---------------
                                                                             433
                                                                 ---------------
ITALY - 2.7%
             7,914  Banco Popolare di Verona e
                    Novara Scrl                                              142
             4,734  ENI SpA                                                  140
             5,477  Saipem SpA                                                92
                                                                 ---------------
                                                                             374
                                                                 ---------------
JAPAN - 17.9%
               500  Advantest Corp.                                           39
             7,000  Ajinomoto Co. Inc.                                        74
             4,000  Astellas Pharma Inc.                                     142
            10,000  Bank of Yokohama Ltd. (The)                               64
             4,600  Daikin Industries Ltd.                                   123
                27  East Japan Railway Company                               145
             2,900  Eisai Co. Ltd.                                           110
             3,200  Fuji Photo Film Co. Ltd.                                 103
             2,600  Honda Motor Co., Ltd.                                    139
               600  Hoya Corp.                                                78
                21  KDDI Corp.                                               111
               300  Keyence Corp.                                             70
             5,000  Komatsu Ltd.                                              55
            10,000  Matsushita Electric Industrial
                    Co., Ltd.                                                174
                 5  Mitsubishi Tokyo Financial Group,
                    Inc.                                                      51
             2,500  Murata Manufacturing Co. Ltd.                            131
             1,100  Omron Corp.                                               24
               900  ORIX Corporation                                         149
            36,000  Osaka Gas Co. Ltd.                                       115
             2,800  Shin-Etsu Chemical Co., Ltd.                             113
            26,000  Taisei Corp.                                              94
             1,740  Takefuji Corp.                                           122
            13,000  Toray Industries Inc.                                     59

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------

             2,200  Yamada Denki Co Ltd.                                     141
                                                                 ---------------
                                                                           2,426
                                                                 ---------------
MEXICO - 0.6%
             3,753  America Movil SA de CV Series
                    L ADR                                                     83
                                                                 ---------------
NETHERLANDS - 3.8%
             8,551  Aegon N.V.                                               120
             6,554  ASML Holding N.V.(1)                                     110
             5,093  ING Groep N.V.                                           148
             3,251  Royal Numico N.V.(1)                                     135
                                                                 ---------------
                                                                             513
                                                                 ---------------
NORWAY - 2.1%
            13,124  DnB NOR ASA                                              138
            16,853  Telenor ASA                                              155
                                                                 ---------------
                                                                             293
                                                                 ---------------
SOUTH KOREA - 0.4%
               120  Samsung Electronics                                       63
                                                                 ---------------
SPAIN - 4.2%
            12,274  Banco Popular Espanol SA                                 150
             6,348  Cintra Concesiones de
                    Infraestructuras de Transporte SA                         83
             1,851  Grupo Ferrovial SA                                       143
            11,637  Telefonica SA                                            192
                                                                 ---------------
                                                                             568
                                                                 ---------------
SWITZERLAND - 7.1%
             2,808  Compagnie Financiere Richemont
                    AG Cl A                                                  106
               647  Nestle SA                                                182
             4,180  Novartis AG                                              203
             1,307  Roche Holding AG                                         181
               783  Swiss Life Holding                                       109
             2,304  UBS AG                                                   189
                                                                 ---------------
                                                                             970
                                                                 ---------------
UNITED KINGDOM - 22.3%
             5,125  AstraZeneca plc                                          234
             7,768  BAA plc                                                   86
            11,992  BG Group plc                                             108
            34,029  BP plc                                                   388
             1,284  British American Tobacco plc                              26
             9,442  Diageo plc                                               135
            13,528  GlaxoSmithKline plc                                      326
               848  HSBC Holdings plc                                         14
            58,472  Legal & General Group plc                                117
             3,277  Man Group plc                                             97
             6,733  National Grid Transco plc                                 64
             5,950  Next plc                                                 162

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------

             6,055  Reckitt Benckiser plc                                    188
             9,965  Reed Elsevier plc                                         93
             8,006  Royal Bank of Scotland Group plc                         233
            10,474  Smith & Nephew plc                                       100
            31,621  Tesco plc                                                186
            16,762  Unilever plc                                             168
            75,327  Vodafone Group plc                                       205
             2,242  Wolseley plc                                              46
             4,961  WPP Group plc                                             51
                                                                 ---------------
                                                                           3,027
                                                                 ---------------
TOTAL COMMON STOCKS                                                       13,417
(Cost $12,819)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Credit Suisse First Boston,
Inc., (collateralized by various U.S. Treasury
obligations, 5.25% - 6.625%, 2/15/27 - 11/15/28,
valued at $102), in a joint trading account at 3.50%,
dated 8/31/05, due 9/1/05 (Delivery value $100)                              100
                                                                 ---------------
(Cost $100)
TOTAL INVESTMENT SECURITIES - 99.1%                                       13,517
                                                                 ---------------
(COST $12,919)

OTHER ASSETS AND LIABILITIES - 0.9%                                          119
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $        13,636
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 24.1%
Consumer Discretionary                                                     13.7%
Health Care                                                                12.7%
Industrials                                                                10.0%
Consumer Staples                                                            9.4%
Telecommunication Services                                                  8.3%
Energy                                                                      8.3%
Materials                                                                   5.5%
Information Technology                                                      4.0%
Utilities                                                                   2.4%
Cash and cash equivalents(+)                                                1.6%
(+)  Includes temporary cash investments and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
*  The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.
(1)  Non-income producing.

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                $12,955
                                         ===============
Gross tax appreciation of investments          $   676
Gross tax depreciation of investments             (114)
                                         ---------------
Net tax appreciation of investments            $   562
                                         ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
AUGUST 31, 2005
[american century logo and text logo]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS* - 97.2%
AUSTRALIA - 6.2%
  1,376,200  Coca-Cola Amatil Ltd.(1)                            $        8,964
    360,000  Cochlear Ltd.(1)                                            11,398
  3,918,500  Computershare Ltd.(1)                                       19,733
  1,088,300  CSL Ltd.(1)                                                 28,116
  1,016,400  James Hardie Industries                                      6,605
  1,065,000  Transurban Group(1)                                          5,741
                                                                 ---------------
                                                                         80,557
                                                                 ---------------
AUSTRIA - 1.0%
    670,000  Immoeast Immobilien Anlagen AG                               6,488
    151,170  Wienerberger AG(1)                                           6,221
                                                                 ---------------
                                                                         12,709
                                                                 ---------------
BELGIUM - 0.5%
     79,767  Bekaert SA                                                   6,613
                                                                 ---------------
CANADA - 3.9%
    393,700  Alimentation Couche Tard Inc.
             Cl B(2)                                                      6,670
    199,000  Axcan Pharma Inc.(1)(2)                                      2,436
    713,400  Gildan Activewear Inc.(2)                                   24,023
    229,100  Nova Chemicals Corp.                                         7,324
    220,400  Precision Drilling Corp.(2)                                 10,341
                                                                 ---------------
                                                                         50,794
                                                                 ---------------
DENMARK - 1.6%
     84,500  Chr. Hansen Holding AS Cl B(1)(2)                           13,291
     94,200  Topdanmark AS(2)                                             7,205
                                                                 ---------------
                                                                         20,496
                                                                 ---------------
EGYPT - 1.1%
    160,000  Orascom Construction Industries                              4,906
    614,200  Vodafone Egypt
             Telecommunications SAE                                       9,360
                                                                 ---------------
                                                                         14,266
                                                                 ---------------
FINLAND - 1.0%
    196,551  Neste Oil Oyj(2)                                             6,607
    308,000  Nokian Renkaat Oyj                                           6,558
                                                                 ---------------
                                                                         13,165
                                                                 ---------------
FRANCE - 6.2%
    142,950  Eiffage                                                     13,508
     66,000  Klepierre                                                    6,542
    312,000  Neopost SA                                                  28,906
     33,500  Vallourec                                                   14,051
    303,100  Zodiac SA(1)                                                16,961
                                                                 ---------------
                                                                         79,968
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

GERMANY - 5.6%
    166,000  Hypo Real Estate Holding AG                                  8,181
  1,045,500  MLP AG(1)                                                   20,159
    215,300  MTU Aero Engines Holding AG(2)                               6,348
    362,400  Schwarz Pharma AG(1)                                        18,218
     29,400  Solarworld AG(1)                                             3,228
     92,600  Stada Arzneimittel AG(1)                                     3,233
    387,300  United Internet AG(1)                                       12,905
                                                                 ---------------
                                                                         72,272
                                                                 ---------------
GREECE - 0.8%
           502,000  Piraeus Bank SA                                      10,144
                                                                 ---------------
HONG KONG - 2.7%
  1,730,000  Esprit Holdings Limited(1)                                  12,744
 17,138,273  Foxconn International Holdings
             Ltd.(2)                                                     14,885
  5,416,000  Melco International Development                              6,830
                                                                 ---------------
                                                                         34,459
                                                                 ---------------
HUNGARY - 0.5%
    529,600  BorsodChem Rt.                                               6,744
                                                                 ---------------
INDIA - 0.7%
    311,100  Larsen & Toubro Ltd.                                         9,419
                                                                 ---------------
IRELAND - 1.1%
    480,500  Anglo Irish Bank Corporation                                 6,485
    662,000  Kingspan Group plc                                           8,298
                                                                 ---------------
                                                                         14,783
                                                                 ---------------
ISRAEL - 0.7%
    213,900  Nice Systems Ltd. ADR(2)                                     9,249
                                                                 ---------------
ITALY - 1.9%
    241,000  Autostrada Torino-Milano SpA(1)                              5,140
  2,455,000  Hera SpA(1)                                                  6,920
    213,306  Pirelli & C. Real Estate SpA                                12,284
                                                                 ---------------
                                                                         24,344
                                                                 ---------------
JAPAN - 18.4%
    932,000  Bank of Kyoto Ltd. (The)(1)                                  8,221
    326,000  Ibiden Co. Ltd.(1)                                          11,138
  5,899,000  Marubeni Corp.                                              24,527
    284,000  Miraca Holdings Inc.                                         6,533
    284,000  NEOMAX Co., Ltd.(1)                                          6,790
  1,265,000  NGK Insulators Ltd.(1)                                      13,549
  1,110,000  Nippon Electric Glass Co., Ltd.(1)                          19,805
  1,084,000  Nippon Shokubai Co. Ltd.                                    10,582
  1,707,000  Nissan Chemical Industries, Ltd.(1)                         20,797
  8,874,900  Nissin Co., Ltd.(1)                                         19,975
    700,000  OMC Card Inc.(1)                                             9,212

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

    159,000  Sankyo Co. Ltd.(1)                                           7,789
  1,371,000  Senshu Bank Ltd. (The)                                       3,656
     62,600  Sysmex Corp.(1)                                              3,921
  2,033,000  Tokuyama Corp.(1)                                           17,733
  1,695,000  Tokyo Tatemono Co. Ltd.(1)                                  12,655
  6,138,000  Ube Industries Ltd.(1)                                      14,869
    236,300  Urban Corp.(1)                                               9,761
  1,480,000  Zeon Corp.(1)                                               15,959
                                                                 ---------------
                                                                        237,472
                                                                 ---------------
NETHERLANDS - 4.2%
    355,200  Chicago Bridge & Iron Company
             New York Shares                                             11,018
    242,000  Fugro N.V.                                                   7,276
    309,751  Koninklijke BAM Groep N.V.                                  23,540
    313,000  TomTom(1)(2)                                                12,047
                                                                 ---------------
                                                                         53,881
                                                                 ---------------
NORWAY - 7.1%
    681,200  Aker Kvaerner ASA(1)(2)                                     36,424
    564,000  Fred Olsen Energy ASA(1)(2)                                 16,582
    449,600  Smedvig ASA(1)                                              10,857
    616,600  Storebrand ASA(1)                                            6,140
  1,457,300  Tandberg Television ASA(1)(2)                               20,910
                                                                 ---------------
                                                                         90,913
                                                                 ---------------
SINGAPORE - 2.2%
 11,263,000  Cosco Investment Singapore
             Limited(1)                                                  15,735
  5,616,000  Datacraft Asia Ltd.                                          5,335
 10,638,000  STX Pan Ocean Co. Ltd.(1)(2)                                 6,704
                                                                 ---------------
                                                                         27,774
                                                                 ---------------
SOUTH KOREA - 1.1%
    755,296  Humax Co. Ltd.                                              14,533
                                                                 ---------------
SPAIN - 3.5%
    978,357  Enagas(1)                                                   16,946
    684,300  Indra Sistemas SA                                           13,853
    509,000  Red Electrica de Espana(1)                                  13,733
                                                                 ---------------
                                                                         44,532
                                                                 ---------------
SWEDEN - 2.0%
    877,000  Eniro AB                                                     9,860
    700,300  Gambro AB(1)                                                 9,958
    587,000  Tele2 AB Cl B(1)                                             6,406
                                                                 ---------------
                                                                         26,224
                                                                 ---------------
SWITZERLAND - 5.0%
    267,200  Actelion N.V.(1)(2)                                         31,066
      4,500  Lindt & Spruengli AG                                         7,339
    250,600  Logitech International SA(1)(2)                              9,293

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

    125,700  Lonza Group AG                                               7,172
     20,200  Sulzer AG                                                    9,593
                                                                 ---------------
                                                                         64,463
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 4.2%
  7,908,660  Acer Inc.                                                   14,972
    906,400  High Tech Computer Corp.                                     9,936
 12,908,590  King Yuan Electronics Co. Ltd.                               8,967
    998,533  Motech Industries Inc.                                      11,738
  2,040,720  Novatek Microelectronics Corp.,
             Ltd.                                                         8,599
                                                                 ---------------
                                                                         54,212
                                                                 ---------------
UNITED KINGDOM - 14.0%
  2,962,862  ARM Holdings plc                                             6,143
    892,000  Balfour Beatty plc                                           5,327
    434,200  BPB plc                                                      5,726
    468,744  Burren Energy plc                                            6,085
  1,570,000  Capita Group plc                                            10,310
  4,797,000  Carphone Warehouse Group plc                                16,389
  4,620,000  International Power plc                                     19,387
    435,900  Intertek Group plc                                           5,929
  1,974,914  John Wood Group plc                                          7,352
  1,420,000  Misys plc                                                    5,786
  3,340,800  MyTravel Group plc(2)                                       11,730
    619,800  NETeller plc(2)                                              9,621
  3,608,593  Photo-Me International plc                                   8,246
  1,020,100  Punch Taverns plc                                           14,160
  1,552,400  RHM plc(2)                                                   8,935
  1,247,000  Sportingbet plc(2)                                           7,891
  4,831,400  Tullow Oil plc                                              18,771
  1,187,500  Vedanta Resources plc                                       12,075
                                                                 ---------------
                                                                        179,863
                                                                 ---------------
TOTAL COMMON STOCKS                                                   1,253,849
(Cost $993,263)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 3.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 8.125%, 8/15/21, valued at
$34,663), in a joint trading account at 3.50%,
dated 8/31/05, due 9/1/05 (Delivery value
$33,803)                                                                 33,800
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 5.25% - 6.625%, 2/15/27 -
11/15/28, valued at $6,946), in a joint trading
account at 3.50%, dated 8/31/05, due 9/1/05
(Delivery value $6,801)                                                   6,800
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                         40,600
(Cost $40,600)                                                   ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 19.4% REPURCHASE AGREEMENTS
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.60%, dated 8/31/05, due 9/1/05
(Delivery value $25,487)                                                 25,484
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.56%,
dated 8/31/05, due 9/1/05 (Delivery value
$225,022)                                                               225,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES
LENDING                                                                 250,484
(Cost $250,484)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 119.8%                                  1,544,933
                                                                 ---------------
(COST $1,284,347)
OTHER ASSETS AND LIABILITIES - (19.8)%                                 (254,904)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $    1,290,029
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                    19.5%
Information Technology                         15.4%
Financials                                     14.8%
Consumer Discretionary                         10.9%
Health Care                                     9.9%
Energy                                          9.3%
Materials                                       9.3%
Utilities                                       4.4%
Consumer Staples                                2.5%
Telecommunication Services                      1.2%
Cash and cash equivalents(+)                    2.8%
(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.
(1) Security, or a portion thereof, was on loan as of August 31, 2005. The aggregate value of securities on loan at August 31, 2005, was $240,643.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                               (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments               $     1,288,135
                                              ===============
Gross tax appreciation of investments         $       261,993
Gross tax depreciation of investments                  (5,195)
                                              ---------------
Net tax appreciation of investments           $       256,798
                                              ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
AUGUST 31, 2005
[american century logo and text logo]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                   ($ IN THOUSANDS)              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS* - 89.6%
ARGENTINA - 1.0%
           221,089  Telecom Argentina SA ADR(1)                 $         2,653
                                                                 ---------------
BRAZIL - 2.6%
            33,943  Lojas Renner SA(1)                                      720
            75,449  Petroleo Brasileiro SA ADR(2)                         4,720
            30,561  Unibanco-Uniao de Bancos
                    Brasileiros SA GDR(2)                                 1,367
                                                                 ---------------
                                                                          6,807
                                                                 ---------------
CHILE - 1.8%
           995,363  Centros Comerciales
                    Sudamericanos SA                                      1,999
           696,876  Comercial Siglo XXI SA(1)                             1,939
           911,024  Empresa Nacional de Electricidad
                    SA                                                      797
                                                                 ---------------
                                                                          4,735
                                                                 ---------------
CZECH REPUBLIC - 1.1%
            70,712  Zentiva N.V.                                          2,773
                                                                 ---------------
EGYPT - 0.9%
           159,913  Vodafone Egypt
                    Telecommunications SAE                                2,437
                                                                 ---------------
HONG KONG - 5.4%
         2,057,438  AAC Acoustic Technology Holdings
                    Inc.(1)                                                 874
         5,118,000  Foxconn International Holdings
                    Ltd.(1)                                               4,445
           226,000  FU JI Food and Catering Services
                    Holdings Ltd.(1)                                        222
         4,742,000  GST Holdings Ltd.(1)                                    873
         4,954,000  I.T Ltd.                                              1,134
         2,509,000  Lifestyle International Holdings
                    Ltd.(2)                                               4,067
        18,362,000  Regal Hotels International Holdings
                    Ltd.                                                  1,796
         2,298,000  Shanghai Electric Group Corp. Cl
                    H(1)                                                    710
                                                                 ---------------
                                                                         14,121
                                                                 ---------------
HUNGARY - 0.5%
             8,456  Gedeon Richter Rt.                                    1,346
                                                                 ---------------
INDIA - 1.8%
            21,500  Bajaj Auto Ltd.                                         690
           197,135  Bharti Televentures(1)                                1,411
            81,900  Reliance Industries Ltd.                              1,339
            72,300  Tata TEA Ltd.                                         1,347
                                                                 ---------------
                                                                          4,787
                                                                 ---------------
ISRAEL - 3.9%
           322,023  Bank Leumi Le-Israel BM                                 953
           199,896  Frutarom Industries(1)(2)                             1,571
            58,101  Lipman Electronic Engineering
                    Ltd.(1)                                               1,865
            57,953  Nice Systems Ltd. ADR(1)                              2,506
            60,688  Teva Pharmaceutical Industries
                    Ltd. ADR                                              1,969
           275,170  United Mizrahi Bank Ltd.(1)                           1,409
                                                                 ---------------
                                                                         10,273
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                   ($ IN THOUSANDS)              VALUE
--------------------------------------------------------------------------------

MALAYSIA - 4.0%
         2,788,000  AirAsia BHD(1)                                        1,146
           893,000  Commerce Asset Holdings Bhd                           1,314
           840,500  Digi.Com Bhd(1)                                       1,359
           685,000  Scomi Group Berhad                                      245
         2,358,300  Telekom Malaysia Bhd                                  6,502
                                                                 ---------------
                                                                         10,566
                                                                 ---------------
MEXICO - 8.7%
            250,401 Corporacion GEO, SA de CV, Series
                    B(1)                                                    696
         8,512,049  Empresas ICA Sociedad
                    Controladora SA de CV(1)                              3,403
            52,284  Grupo Aeroportuario del Sureste
                    SA de CV ADR                                          1,940
         1,373,934  Grupo Mexico SA de CV                                 2,415
           525,529  Kimberly-Clark de Mexico SA de
                    CV Cl A                                               1,728
           836,821  Urbi Desarrollos Urbanos SA de
                    CV(1)                                                 5,290
         1,680,397  Wal-Mart de Mexico SA de CV,
                    Series V                                              7,320
                                                                 ---------------
                                                                         22,792
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 6.3%
           100,841  China Medical Technologies Inc.
                    ADR(1)                                                2,042
        10,214,000  China Petroleum & Chemical Corp.
                    Cl H                                                  4,469
            68,149  Ctrip.com International, Ltd. ADR                     3,856
         4,658,000  Denway Motors Ltd.                                    1,709
         4,166,000  Sinopec Zhenhai Refining &
                    Chemical Co. Ltd. Cl H(2)                             4,529
                                                                 ---------------
                                                                         16,605
                                                                 ---------------
PERU - 1.5%
           158,270  Compania de Minas Buenaventura
                    SAu ADR                                               3,927
                                                                 ---------------
POLAND - 1.9%
            57,945  BRE Bank SA(1)                                        2,495
            41,413  Opoczno SA(1)                                           548
           131,017  TVN SA(1)                                             2,027
                                                                 ---------------
                                                                          5,070
                                                                 ---------------
RUSSIAN FEDERATION - 9.2%
            67,637  Efes Breweries International N.V.
                    GDR(1)                                                2,672
           136,930  LUKOIL                                                6,654
           155,560  NovaTek OAO GDR(1)                                    3,422
            28,960  OAO Gazprom ADR(1)                                    1,428
           304,355  Pyaterochka Holding N.V. GDR(1)                       5,016
             3,261  Sberbank RF                                           2,902
           505,942  VolgaTelecom                                          2,039
                                                                 ---------------
                                                                         24,133
                                                                 ---------------
SINGAPORE - 0.3%
         1,138,000  Petra Foods Ltd.                                        663
                                                                 ---------------
SOUTH AFRICA - 9.0%
           146,484  Anglo American plc                                    3,722
            99,861  Anglo Platinum Ltd.                                   4,864

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                   ($ IN THOUSANDS)              VALUE
--------------------------------------------------------------------------------

            73,101  Impala Platinum Holdings Limited                      7,683
           164,979  Kumba Resources Ltd.                                  2,096
            14,704  Net 1 UEPS Technologies Inc.(1)                         364
            20,538  Pretoria Portland Cement Co. Ltd.                      836
           206,753  Telkom SA Ltd.                                        4,135
                                                                 ---------------
                                                                         23,700
                                                                 ---------------
SOUTH KOREA - 14.6%
             4,450  Amorepacific Corp.                                    1,200
            29,877  CJ Home Shopping                                      2,490
           152,944  Humax Co. Ltd.                                        2,943
            99,480  Hynix Semiconductor Inc.(1)                           2,058
           147,700  Hyundai Engineering &
                    Construction(1)                                       4,456
            72,855  Kookmin Bank ADR(1)                                   3,692
            19,800  Orion Corp.                                           2,795
            13,810  Samsung Electronics                                   7,265
           164,080  Shinhan Financial Group Co., Ltd.                     4,822
            18,640  Shinsegae Co. Ltd.                                    6,642
                                                                 ---------------
                                                                         38,363
                                                                 ---------------
SWEDEN - 0.5%
            50,916  Oriflame Cosmetics SA                                 1,230
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 11.9%
           247,700  ASE Test Ltd.(1)(2)                                   1,549
         1,977,102  Chi Mei Optoelectronics Corp.                         2,472
         1,817,300  Compal Communications Inc.                            5,355
         2,005,000  Compal Electronics Inc.                               1,996
         7,349,288  King Yuan Electronics Co. Ltd.                        5,106
           382,500  Largan Precision Co. Ltd.                             2,593
         3,749,000  Taiwan Kolin Co. Ltd.(1)                                956
         2,505,542  Taiwan Semiconductor
                    Manufacturing Co. Ltd.                                4,131
         3,451,055  United Microelectronics Corp.                         2,065
         2,211,562  Wintek Corp.                                          3,194
         2,079,000  Wistron Corp.(1)                                      1,949
                                                                 ---------------
                                                                         31,366
                                                                 ---------------
THAILAND - 0.7%
         5,913,300  Amata Corp. plc                                       1,734
                                                                 ---------------
TURKEY - 2.0%
           127,116  Cimsa Cimento Sanayi VE Tica                            761
           802,562  Denizbank AS(1)                                       3,668
           285,969  Eczacibasi Ilac Sanayi                                  837
                                                                 ---------------
                                                                          5,266
                                                                 ---------------
TOTAL COMMON STOCKS                                                     235,347
(Cost $200,977)                                                  ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                   ($ IN THOUSANDS)              VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS - 2.7%
BRAZIL - 2.7%
            77,704  Bradespar SA                                          1,645
        59,200,000  Cia Energetica de Minas Gerais                        2,083
         1,480,000  Sadia SA                                              3,263
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                    6,991
(Cost $5,456)                                                    ---------------

TEMPORARY CASH INVESTMENTS - 7.3%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 8.125%, 8/15/21, valued at
$13,229), in a joint trading account at 3.50%,
dated 8/31/05, due 9/1/05 (Delivery value
$12,901)                                                                 12,900
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 5.25% - 6.625%, 2/15/27 -
11/15/28, valued at $6,435), in a joint trading
account at 3.50%, dated 8/31/05, due 9/1/05
(Delivery value $6,301)                                                   6,300
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                         19,200
(Cost $19,200)                                                   ---------------

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 2.9%
REPURCHASE AGREEMENTS
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.60%, dated 8/31/05,
due 9/1/05 (Delivery value $7,597)                                        7,596
                                                                 ---------------
(Cost $7,596)
TOTAL INVESTMENT SECURITIES - 102.5%                                    269,134
                                                                 ---------------
(COST $233,229)

OTHER ASSETS AND LIABILITIES - (2.5)%                                    (6,525)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $      262,609
                                                                 ===============

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                                ($ in Thousands)
--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Information Technology                       18.0%
Consumer Staples                             14.4%
Consumer Discretionary                       11.8%
Energy                                       10.2%
Materials                                    10.0%
Financials                                    9.9%
Telecommunication Services                    7.8%
Industrials                                   5.7%
Health Care                                   3.4%
Utilities                                     1.1%
Cash and Cash Equivalents(+)                  7.7%
(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2005. The aggregate value of securities on loan at August 31, 2005, was $7,370.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                          (Amounts in Thousands)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $       233,248
                                             ===============
Gross tax appreciation of investments        $        39,033
Gross tax depreciation of investments                 (3,147)
                                             ---------------
Net tax appreciation of investments          $        35,886
                                             ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
AUGUST 31, 2005
[american century logo and text logo]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS* - 99.1%
AUSTRALIA - 1.6%
    365,685  BHP Billiton Limited                                $        5,640
                                                                 ---------------
AUSTRIA - 1.3%
     82,000  Erste Bank der Oesterreichischen
             Sparkassen AG                                                4,547
                                                                 ---------------
BELGIUM - 1.1%
     46,600  KBC Groupe                                                   3,863
                                                                 ---------------
BERMUDA - 2.1%
    117,500  Tyco International Ltd.                                      3,270
     57,200  Nabors Industries Ltd.(1)                                    3,832
                                                                 ---------------
                                                                          7,102
                                                                 ---------------
CANADA - 0.9%
     49,480  Suncor Energy Inc.                                           2,934
                                                                 ---------------
CHANNEL ISLANDS - 1.0%
    112,710  Amdocs Ltd.(1)                                               3,308
                                                                 ---------------
FRANCE - 5.5%
    128,171  Axa SA                                                       3,406
     69,000  JC Decaux SA(1)(2)                                           1,613
     35,630  Schneider Electric S(2)                                      2,802
     25,400  Societe Generale Cl A(2)                                     2,743
     18,650  Total SA                                                     4,903
     38,000  Vinci SA(2)                                                  3,375
                                                                 ---------------
                                                                         18,842
                                                                 ---------------
GERMANY - 2.3%
     42,290  Continental AG                                               3,347
     38,500  Hypo Real Estate Holding AG                                  1,897
     15,500  SAP AG                                                       2,631
                                                                 ---------------
                                                                          7,875
                                                                 ---------------
GREECE - 2.3%
    141,080  EFG Eurobank Ergasias SA                                     4,247
    119,000  Greek Organization of Football
             Prognostics SA                                               3,779
                                                                 ---------------
                                                                          8,026
                                                                 ---------------
INDIA - 1.0%
    112,361  Tata Consultancy Services Ltd.                               3,588
                                                                 ---------------
ITALY - 0.7%
     78,000  Assicurazioni Generali SpA                                   2,445
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

JAPAN - 9.4%
    143,000  Chugai Pharmaceutical Co. Ltd. (2)                           2,688
     22,100  Hoya Corp.(2)                                                2,878
    127,000  JSR Corp.(2)                                                 2,847
     33,600  ORIX Corporation                                             5,549
    278,000  Sharp Corp.                                                  4,189
    602,000  Shinsei Bank Ltd.                                            3,706
    671,000  Sumitomo Chemical Company,
             Limited                                                      3,723
        415  Sumitomo Mitsui Financial Group
             Inc.                                                         3,383
    243,000  Sumitomo Realty & Development
             Co. Ltd.                                                     3,106
                                                                 ---------------
                                                                         32,069
                                                                 ---------------
MEXICO - 0.8%
    123,000  America Movil SA de CV Series L
             ADR                                                          2,706
                                                                 ---------------
NETHERLANDS - 3.1%
    141,924  ING Groep N.V.(2)                                            4,121
     40,900  Randstad Holdings N.V.                                       1,554
     56,000  Schlumberger Ltd.                                            4,829
                                                                 ---------------
                                                                         10,504
                                                                 ---------------
SOUTH AFRICA - 0.5%
    101,560  Naspers Ltd.                                                 1,657
                                                                 ---------------
SOUTH KOREA - 1.8%
     43,250  Hyundai Motor Company                                        2,957
      6,090  Samsung Electronics                                          3,203
                                                                 ---------------
                                                                          6,160
                                                                 ---------------
SPAIN - 1.8%
    123,000  Banco Sabadell SA(2)                                         3,205
    225,771  Cintra Concesiones de
             Infraestructuras de Transporte
             SA(2)                                                        2,952
                                                                 ---------------
                                                                          6,157
                                                                 ---------------
SWEDEN - 2.1%
     19,150  Nobel Biocare Holding AG                                     4,184
    821,270  Telefonaktiebolaget LM Ericsson B
             Shares                                                       2,846
                                                                 ---------------
                                                                          7,030
                                                                 ---------------
SWITZERLAND - 5.4%
    215,250  ABB Ltd.(1)                                                  1,552
     22,988  Actelion N.V.(1)                                             2,673
     90,620  Compagnie Financiere Richemont
             AG A Shares                                                  3,436
     73,500  Novartis AG                                                  3,564
     28,500  Roche Holding AG(2)                                          3,937
     39,422  UBS AG                                                       3,225
                                                                 ---------------
                                                                         18,387
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) - 0.8%
  4,178,000  Advanced Semiconductor
             Engineering Inc.(1)                                          2,864
                                                                 ---------------
UNITED KINGDOM - 4.3%
    136,542  Man Group plc                                                4,049
    124,765  Reckitt Benckiser plc                                        3,860
     86,840  Royal Bank of Scotland
             Group plc                                                    2,538
    743,000  Tesco plc                                                    4,370
                                                                 ---------------
                                                                         14,817
                                                                 ---------------
UNITED STATES - 49.3%
     39,200  Aetna Inc.                                                   3,123
     70,200  American Express Co.                                         3,878
     54,900  American International Group, Inc.                           3,250
    273,000  American Tower Corp. Cl A(1)(2)                              6,508
     60,000  Boeing Co.                                                   4,021
     48,000  Caterpillar Inc.                                             2,664
     64,150  Citigroup Inc.                                               2,808
    138,500  Comcast Corporation(1)                                       4,259
    138,500  Constellation Brands Inc.(1)                                 3,812
    266,000  Corning Inc.(1)                                              5,309
     31,000  Corporate Executive Board Co.
             (The)                                                        2,504
     80,200  Danaher Corp.                                                4,295
     87,610  Digital River Inc.(1)(2)                                     3,327
    103,400  eBay Inc.(1)                                                 4,187
    258,400  EMC Corp.(1)                                                 3,323
     81,200  Exxon Mobil Corp.                                            4,864
     61,000  Gen-Probe Inc.(1)(2)                                         2,777
     60,910  Genentech, Inc.(1)                                           5,722
    171,800  General Electric Co.                                         5,775
     40,000  Gilead Sciences, Inc.(1)                                     1,720
     75,500  Gillette Company                                             4,067
     23,470  Goldman Sachs Group, Inc. (The)                              2,610
     45,200  Harrah's Entertainment, Inc.                                 3,144
     87,500  Honeywell International Inc.                                 3,350
     66,500  Johnson & Johnson                                            4,215
     52,000  Kohl's Corp.(1)                                              2,727
     94,733  Las Vegas Sands Corp.(1)(2)                                  3,343
    139,000  McAfee Inc.(1)                                               4,261
     84,510  Medtronic, Inc.                                              4,818
     53,000  Monsanto Co.                                                 3,384
    114,906  Monster Worldwide Inc.(1)                                    3,590
    172,110  Motorola, Inc.                                               3,766
     59,361  National Financial Partners Corp. (2)                        2,606
     57,500  Noble Corp.                                                  4,100
     42,700  Procter & Gamble Co. (The)                                   2,369
     48,156  Prudential Financial Inc.                                    3,100
     37,300  ResMed Inc.(1)(2)                                            2,698
     71,200  SLM Corporation                                              3,542
    154,597  Sprint Nextel Corp.                                          4,009
     45,250  Textron Inc.                                                 3,226
     66,000  UnitedHealth Group Incorporated                              3,399
     57,000  Wachovia Corp.                                               2,828
    103,408  XM Satellite Radio Holdings Inc.
             Cl A(1)(2)                                                   3,645
     92,566  XTO Energy Inc.                                              3,684
    126,300  Yahoo! Inc.(1)                                               4,211

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

     47,200  Zimmer Holdings Inc.(1)                                      3,878
                                                                 ---------------
                                                                        168,696
                                                                 ---------------
TOTAL COMMON STOCKS                                                     339,217
(Cost $251,047)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 8.125%, 8/15/21, valued at
$3,077), in a joint trading account at 3.50%,
dated 8/31/05, due 9/1/05 (Delivery value $3,000)                         3,000
                                                                 ---------------
(Cost $3,000)

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 10.4%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.60%, dated 8/31/05, due 9/1/05
(Delivery value $5,793)                                                   5,792
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.56%,
dated 8/31/05, due 9/1/05 (Delivery value $30,003)                       30,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                         35,792
(Cost $35,792)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 110.4%                                    378,009
                                                                 ---------------
(COST $289,839)
OTHER ASSETS AND LIABILITIES - (10.4)%                                  (35,750)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                       $       342,259
                                                                 ===============

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                  24.6%
Health Care                                 14.4%
Industrials                                 14.4%
Information Technology                      12.2%
Consumer Discretionary                      11.1%
Energy                                       8.5%
Consumer Staples                             5.4%
Materials                                    4.6%
Telecommunication Services                   3.9%
Cash and cash equivalents(+)                 0.9%

(+) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2005. The aggregate value of securities on loan at August 31, 2005, was $34,720.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $       289,839
                                            ===============
Gross tax appreciation of investments       $        90,153
Gross tax depreciation of investments                (1,983)
                                            ---------------
Net tax appreciation of investments         $        88,170
                                            ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
AUGUST 31, 2005
[american century logo and text logo]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS* - 95.1%
AUSTRALIA - 1.4%
           186,087  MacArthur Coal Ltd.(1)                       $          910
           213,039  SFE Corp. Ltd.(1)                                     1,860
                                                                 ---------------
                                                                          2,770
                                                                 ---------------
AUSTRIA - 0.9%
            18,864  Andritz AG                                            1,804
                                                                 ---------------
BAHAMAS - 0.9%
            59,639  Steiner Leisure Ltd.(2)                               1,839
                                                                 ---------------
BELGIUM - 1.2%
            15,110  EVS Broadcast Equipment SA                              455
            37,194  Option N.V. (1)(2)                                    1,838
                                                                 ---------------
                                                                          2,293
                                                                 ---------------
CANADA - 3.8%
           146,982  Extendicare Inc. Cl A                                 2,355
            45,460  Home Capital Group Inc.                               1,469
            59,968  Peyto Energy Trust                                    1,615
            95,481  Rothmans Inc.(1)                                      2,044
                                                                 ---------------
                                                                          7,483
                                                                 ---------------
CAYMAN ISLANDS - 0.1%
           260,654  Siem Offshore Inc.(2)                                   158
                                                                 ---------------
DENMARK - 0.5%
            62,750  Genmab AS(2)                                          1,064
                                                                 ---------------
FINLAND - 1.7%
           156,830  Nokian Renkaat Oyj                                    3,340
                                                                 ---------------
FRANCE - 9.8%
            38,408  Alten(2)                                              1,136
            33,417  April Group                                           1,102
            74,593  Axalto Holding N.V.(2)                                2,780
         1,181,727  Bull SA(2)                                              933
            87,600  GameLoft(2)                                             608
             8,591  IPSOS                                                   954
            57,708  Nexity                                                2,306
            85,500  Pinguely-Haulotte                                     1,582
            34,408  Saft Groupe SA(2)                                     1,293
           162,506  SOITEC(1)(2)                                          2,602
            87,203  SR Teleperformance(1)                                 2,677
           100,660  Wavecom SA(1)(2)                                      1,229
                                                                 ---------------
                                                                         19,202
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

GERMANY - 7.9%
             8,369  Bijou Brigitte AG                                     1,643
            10,600  CTS Eventim AG(2)                                       507
            22,973  Deutsche Euroshop AG                                  1,379
            11,047  DIS Deutscher Industrie Service AG                      597
            20,244  MTU Aero Engines Holding AG(2)                          597
            64,735  Pfleiderer AG(2)                                      1,240
             6,432  Rational AG                                             676
            59,200  Software AG                                           2,829
            11,992  Solarworld AG(1)                                      1,316
            21,626  Techem AG(2)                                            940
            75,330  Vivacon AG(2)                                         1,900
            21,831  Wincor Nixdorf AG                                     2,024
                                                                 ---------------
                                                                         15,648
                                                                 ---------------
GREECE - 1.9%
            67,548  Fourlis SA                                              583
            85,800  Germanos SA(2)                                        1,450
           108,326  Intralot SA-Integrated Lottery
                    Systems & Services                                    1,748
                                                                 ---------------
                                                                          3,781
                                                                 ---------------
HONG KONG - 1.4%
         2,908,000  Pacific Basin Shipping Ltd.(1)                        1,375
           572,000  Techtronic Industries Company
                    Limited                                               1,443
                                                                 ---------------
                                                                          2,818
                                                                 ---------------
INDIA - 0.5%
            91,700  Associated Cement Co. Ltd.                              997
                                                                 ---------------
INDONESIA - 0.2%
         1,279,800  United Tractors Tbk PT                                  481
                                                                 ---------------
IRELAND - 0.5%
            52,991  Paddy Power plc                                         994
                                                                 ---------------
ISRAEL - 0.4%
           102,434  Partner Communications(2)                               825
                                                                 ---------------
ITALY - 4.0%
            19,737  Amplifon SpA                                          1,310
           362,258  Recordati SpA                                         2,761
            33,980  Tod's SpA                                             1,965
            77,612  Valentino Fashion Group SpA(2)                        1,867
                                                                 ---------------
                                                                          7,903
                                                                 ---------------
JAPAN - 18.3%
            59,000  ABC-Mart Inc.(1)                                      2,469
           135,000  Amano Corp.(1)                                        2,044
           177,000  Daifuku Co. Ltd.                                      2,113
               204  en-japan Inc.                                         1,003
            36,800  First Juken Co. Ltd.                                    685

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------

           183,000  Hitachi Koki Co., Ltd.                                2,079
               777  Intelligence Ltd.                                     1,981
           218,000  J-Oil Mills, Inc.(1)                                    971
           209,798  Nabtesco Corp.(2)                                     1,703
            23,500  Pal Co. Ltd.                                          1,311
            46,800  Point Inc.                                            2,399
            41,300  Sysmex Corp.(1)                                       2,587
            21,600  Takeuchi Manufacturing Co. Ltd.                       1,132
           527,000  Toagosei Co. Ltd.                                     2,630
           248,000  Toho Tenax Co. Ltd. (1)(2)                              986
           509,000  Toyo Tire & Rubber Co. Ltd.(1)                        2,314
           232,000  Tsugami Corp.                                         1,378
           115,000  Tsumura & Co.                                         2,256
            49,300  Urban Corp.(1)                                        2,036
               735  Zephyr Co. Ltd.(1)                                    1,761
                                                                 ---------------
                                                                         35,838
                                                                 ---------------
LUXEMBOURG - 1.3%
            44,689  SBS Broadcasting SA(2)                                2,574
                                                                 ---------------
NETHERLANDS - 6.0%
            33,410  Aalberts Industries N.V.                              1,731
           178,236  AM N.V.                                               2,124
            54,714  Heijmans N.V.                                         2,713
            81,612  Stork N.V.                                            4,073
            12,750  Ten Cate N.V.                                         1,258
                                                                 ---------------
                                                                         11,899
                                                                 ---------------
NORWAY - 7.0%
           986,852  Acta Holding ASA                                      2,460
            91,994  Fred Olsen Energy ASA(1)(2)                           2,705
            56,664  Petroleum Geo-Services ASA(1)(2)                      1,697
           107,216  Songa Offshore ASA(2)                                   563
           230,179  Subsea 7 Inc.(2)                                      2,869
           155,416  Tandberg Television ASA(2)                            2,230
            31,356  TGS Nopec Geophysical Company
                    ASA(1)(2)                                             1,323
                                                                 ---------------
                                                                         13,847
                                                                 ---------------
SINGAPORE - 4.1%
         3,383,680  Cosco Investment Singapore
                    Limited(1)                                            4,728
         1,120,500  Hyflux Limited                                        2,238
         1,312,000  Jaya Holdings Ltd.                                    1,014
                                                                 ---------------
                                                                          7,980
                                                                 ---------------
SOUTH AFRICA - 0.5%
            29,975  Investec Ltd.                                           957
                                                                 ---------------
SPAIN - 3.4%
            90,126  Corp. Dermoestetica(2)                                1,135
            78,078  Cortefiel SA                                          1,768
            74,108  Prosegur Cia de Seguridad SA(1)                       1,693

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------

           542,706  Tubacex SA                                            2,103
                                                                 ---------------
                                                                          6,699
                                                                 ---------------
SWEDEN - 6.3%
            80,979  Capio AB(2)                                           1,478
            64,578  Elekta AB Cl B(2)                                     2,913
           208,359  HiQ International AB                                  1,174
            62,279  JM AB                                                 2,307
            43,119  Lindex AB                                             2,270
            77,625  Unibet Group plc SDR                                  2,253
                                                                 ---------------
                                                                         12,395
                                                                 ---------------
SWITZERLAND - 1.7%
             5,085  Georg Fischer AG                                      1,660
             3,747  Leica Geosystems AG                                   1,661
                                                                 ---------------
                                                                          3,321
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.2%
           242,700  Largan Precision Co. Ltd.                             1,645
           826,000  Wistron Corp.(2)                                        774
                                                                 ---------------
                                                                          2,419
                                                                 ---------------
UNITED KINGDOM - 8.2%
           357,438  Aggreko plc                                           1,348
            93,645  Amino Technologies plc(2)                               340
           349,076  Ark Therapeutics Group plc(2)                           623
           511,974  Ashtead Group plc(2)                                  1,126
           137,849  DX Services plc                                         870
            63,326  Homeserve plc                                         1,216
           797,670  IG Group Holdings plc(2)                              2,179
           314,341  Micro Focus International plc(2)                        997
           271,075  Morgan Crucible Co.(2)                                  969
           124,233  NETeller plc(2)                                       1,928
           106,669  Rotork plc                                            1,050
            41,072  SIG plc                                                 498
           169,631  Stolt Offshore SA(2)                                  2,121
            60,813  Ultra Electronics Holdings plc                          915
                                                                 ---------------
                                                                         16,180
                                                                 ---------------
TOTAL COMMON STOCKS                                                     187,509
(Cost $133,536)                                                  ---------------

PREFERRED STOCKS - 0.7%
GERMANY - 0.7%
            41,527  Hugo Boss AG                                          1,379
                                                                 ---------------
(Cost $1,226)

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                         ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 4.2%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 5.25% - 6.625%, 2/15/27 -
11/15/28, valued at $8,376), in a joint trading
account at 3.50%, dated 8/31/05, due 9/1/05
(Delivery value $8,201)                                                   8,200
                                                                 ---------------
(Cost $8,200)
COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 12.3%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.60%, dated 8/31/05, due
9/1/05 (Delivery value $4,226)                                            4,226
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.56%, dated 8/31/05, due 9/1/05 (Delivery
value $20,002)                                                           20,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                       24,226
(Cost $24,226)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 112.3%                                    221,314
                                                                 ---------------
(COST $167,188)
OTHER ASSETS AND LIABILITIES - (12.3)%                                  (24,325)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $      196,989
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                        26.5%
Consumer Discretionary                             25.5%
Information Technology                             11.3%
Financials                                         11.1%
Health Care                                         9.4%
Energy                                              6.2%
Materials                                           3.9%
Consumer Staples                                    1.5%
Telecommunication Services                          0.4%
Cash and cash equivalents(+)                        4.2%
(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.
NOTES TO SCHEDULE OF INVESTMENTS
SDR = Swedish Depositary Receipt
* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.
(1) Security, or a portion thereof, was on loan as of August 31, 2005. The aggregate value of securities on loan at August 31, 2005, was $23,207.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                  (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $       167,264
                                            ===============
Gross tax appreciation of investments       $        54,861
Gross tax depreciation of investments                  (811)
                                            ---------------
Net tax appreciation of investments         $        54,050
                                            ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
AUGUST 31, 2005
[american century logo and text logo]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.6%
BIOTECHNOLOGY - 11.2%
            85,000  Amgen Inc.(1)                                $    6,791,500
            58,855  Charles River Laboratories(1)                     2,991,011
            38,936  Genentech, Inc.(1)                                3,657,647
            78,000  Gilead Sciences, Inc.(1)                          3,354,000
           129,242  QIAGEN N.V.(1)(2)                                 1,631,034
                                                                 ---------------
                                                                     18,425,192
                                                                 ---------------
DIVERSIFIED - 5.0%
           130,000  iShares Dow Jones US Healthcare
                    Sector Index Fund(1)                              8,148,400
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 24.2%
            50,000  Bard (C.R.), Inc.                                 3,216,500
            82,000  Baxter International, Inc.                        3,307,060
            83,500  Biomet Inc.                                       3,080,315
            48,000  Cooper Companies, Inc. (The)(2)                   3,291,360
            29,000  E-Z-Em-Inc.(1)(2)                                   398,170
            52,000  Fisher Scientific International(1)                3,352,960
            36,000  Gen-Probe Inc.(1)                                 1,638,720
            50,000  ICU Medical Inc.(1)(2)                            1,518,500
            30,000  Immucor, Inc.(1)(2)                                 710,100
            45,000  Medtronic, Inc.                                   2,565,000
            37,000  Mentor Corp.                                      1,946,200
            56,000  St. Jude Medical, Inc.(1)                         2,570,400
            82,858  Stryker Corp.                                     4,519,904
            64,500  Sybron Dental Specialties Inc.(1)(2)              2,500,665
            56,000  Thermo Electron Corp.(1)                          1,562,400
            72,000  Viasys Healthcare Inc.(1)(2)                      1,938,960
            36,000  Waters Corp.(1)                                   1,636,920
                                                                 ---------------
                                                                     39,754,134
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 29.6%
            41,781  Aetna Inc.                                        3,328,692
            70,000  Caremark Rx Inc.(1)                               3,271,100
            29,000  CIGNA Corp.                                       3,344,280
            43,126  Community Health Systems Inc.(1)(2)               1,588,331
            33,000  Covance Inc.(1)                                   1,725,900
            39,663  Coventry Health Care Inc.(1)                      3,173,040
            37,500  DaVita Inc.(1)                                    1,721,625
            85,000  Henry Schein, Inc.(1)(2)                          3,543,650
            44,000  LifePoint Hospitals Inc.(1)                       2,001,120
            62,000  McKesson Corp.                                    2,893,540
           150,000  PSS World Medical Inc.(1)(2)                      2,173,500
           103,500  Renal Care Group Inc.(1)                          4,873,815
            66,000  SFBC International, Inc.(1)(2)                    2,684,220
           102,402  Symbion Inc.(1)(2)                                2,741,302
            91,587  UnitedHealth Group Incorporated                   4,716,731
            65,902  WellPoint Inc.(1)                                 4,893,223
                                                                 ---------------
                                                                     48,674,069
                                                                 ---------------
..

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS - 25.6%
            71,361  Abbott Laboratories                               3,220,522
            18,500  American Pharmaceutical Partners
                    Inc.(1)(2)                                          850,630
           112,000  AstraZeneca plc ADR                               5,165,440
            30,000  Endo Pharmaceuticals Holdings Inc.(1)               900,000
            71,000  IVAX Corp.(1)                                     1,838,900
           158,000  Johnson & Johnson                                10,015,620
           130,000  Pfizer, Inc.                                      3,311,100
            90,000  Sanofi-Aventis ADR                                3,848,400
           205,000  Schering-Plough Corp.                             4,389,050
            52,000  Teva Pharmaceutical Industries
                    Ltd. ADR                                          1,686,880
           147,000  Wyeth                                             6,731,130
                                                                 ---------------
                                                                     41,957,672
                                                                 ---------------
TOTAL COMMON STOCKS                                                 156,959,467
(Cost $137,212,448)                                              ---------------

TEMPORARY CASH INVESTMENTS - 4.3%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 5.25% - 6.625%, 2/15/27 -
11/15/28, valued at $7,252,190), in a joint
trading account at 3.50%, dated 8/31/05, due
9/1/05 (Delivery value $7,100,690)                                    7,100,000
                                                                 ---------------
(Cost $7,100,000)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 11.0%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.60%, dated 8/31/05, due
9/1/05 (Delivery value $2,981,083)                                    2,980,785
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.56%,
dated 8/31/05, due 9/1/05 (Delivery value
$15,001,483)                                                         15,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES
LENDING                                                              17,980,785
(Cost $17,980,785)                                               ---------------

TOTAL INVESTMENT SECURITIES - 110.9%                                182,040,252
                                                                 ---------------
(COST $162,293,233)
OTHER ASSETS AND LIABILITIES - (10.9)%                              (17,948,035)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $  164,092,217
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of August 31, 2005. The aggregate value of securities on loan at August 31, 2005, was $17,932,359.
(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $   162,322,357
                                            ===============
Gross tax appreciation of investments       $    20,909,053
Gross tax depreciation of investments            (1,191,158)
                                            ---------------
Net tax appreciation (depreciation)
of investments                              $    19,717,895
                                            ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
AUGUST 31, 2005
[american century logo and text logo]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 5.1%
           144,000  BE Aerospace, Inc.(1)(2)                     $    2,283,840
            36,100  Boeing Co.                                        2,419,422
            49,600  Goodrich Corporation                              2,272,672
                                                                 ---------------
                                                                      6,975,934
                                                                 ---------------
APPLICATION SOFTWARE - 2.7%
            33,800  Cerner Corporation(1)(2)                          2,662,088
            56,000  Dendrite International, Inc.(1)                   1,014,160
                                                                 ---------------
                                                                      3,676,248
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            52,200  American Reprographics Co.(1)(2)                    886,878
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 17.9%
            16,133  ADC Telecommunications, Inc.(1)                     337,825
            38,300  Adtran, Inc.(2)                                     988,906
            97,500  Arris Group Inc.(1)                               1,022,775
            98,900  Avaya Inc.(1)                                     1,008,780
           181,700  Corning Inc.(1)                                   3,626,732
           166,300  Foundry Networks, Inc.(1)(2)                      1,945,710
           245,100  Motorola, Inc.                                    5,362,788
           641,800  Nortel Networks Corp.(1)                          1,951,072
            50,500  QUALCOMM Inc.                                     2,005,355
            54,500  Scientific-Atlanta, Inc.                          2,085,170
           100,500  Tekelec(1)(2)                                     1,980,855
            61,900  Telefonaktiebolaget LM
                    Ericsson ADR(2)                                   2,160,310
                                                                 ---------------
                                                                     24,476,278
                                                                 ---------------
COMPUTERS & PERIPHERALS - 13.3%
            66,900  Apple Computer, Inc.(1)                           3,139,617
            97,300  Emulex Corp.(1)                                   2,096,815
           341,000  Fujitsu Ltd. ORD                                  2,021,928
           153,400  Hewlett-Packard Co.                               4,258,384
            33,800  High Tech Computer Corp. ORD                        370,510
            58,300  QLogic Corp.(1)                                   2,014,848
           110,000  SanDisk Corp.(1)(2)                               4,271,300
                                                                 ---------------
                                                                     18,173,402
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 10.7%
           141,400  AVX Corporation(2)                                1,879,206
            69,100  Cognex Corp.(2)                                   2,055,725
            56,600  FLIR Systems, Inc.(1)                             1,827,614
           191,000  Hon Hai Precision Industry Co.,
                    Ltd. ORD(1)                                         985,618
            76,600  Itron Inc.(1)(2)                                  3,544,282
            42,500  Orbotech Ltd.(1)                                  1,049,325
           130,300  Plexus Corp.(1)(2)                                2,225,524

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

..           13,000  TDK Corp. ORD                                       963,529
                                                                 ---------------
                                                                     14,530,823
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.9%
            98,200  eBay Inc.(1)                                      3,976,118
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
            10,827  Homestore Inc.(1)                                    41,143
            41,600  Softbank Corp. ORD                                2,109,422
                                                                 ---------------
                                                                      2,150,565
                                                                 ---------------
IT SERVICES - 2.0%
           262,400  Lionbridge Technologies, Inc.(1)                  1,763,328
             9,700  Nomura Research Institute Ltd. ORD                1,002,133
                                                                 ---------------
                                                                      2,765,461
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.3%
           101,600  Advanced Micro Devices, Inc.(1)                   2,110,232
           346,800  Anadigics, Inc.(1)(2)                               905,148
           111,500  Applied Materials, Inc.                           2,041,565
           152,563  California Micro Devices CP(1)                    1,096,928
            32,100  Cymer, Inc.(1)(2)                                 1,075,350
           122,900  Cypress Semiconductor Corp.(1)(2)                 1,920,927
            77,800  Genesis Microchip Inc.(1)(2)                      2,045,362
           426,907  King Yuan Electronics Co. Ltd. ORD                  296,554
           112,800  Mattson Technology Inc.(1)                        1,071,600
            69,000  National Semiconductor Corp.                      1,720,170
           236,800  RF Micro Devices, Inc.(1)(2)                      1,551,040
            37,600  SiRF Technology Holdings, Inc.(1)(2)                955,040
            36,000  Standard Microsystems Corp.(1)(2)                   937,800
            63,600  Supertex Inc.(1)(2)                               1,844,400
           124,900  Teradyne, Inc.(1)                                 2,098,320
            26,400  Trident Microsystems, Inc.(1)(2)                    927,168
            55,200  Veeco Instruments Inc.(1)(2)                      1,014,024
                                                                 ---------------
                                                                     23,611,628
                                                                 ---------------
SOFTWARE - 15.8%
            49,100  Autodesk, Inc.                                    2,121,120
           101,300  BMC Software Inc.(1)                              2,026,000
            62,000  Business Objects SA ADR(1)                        2,067,080
            82,800  i2 Technologies Inc.(1)(2)                        1,939,176
           351,600  Informatica Corporation(1)(2)                     4,015,272
           133,000  McAfee Inc.(1)                                    4,076,450
           190,100  Microsoft Corporation                             5,208,740
                                                                 ---------------
                                                                     21,453,838
                                                                 ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

SPECIALTY RETAIL - 1.5%
            44,100  Best Buy Co., Inc.                                2,101,806
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 6.0%
            79,500  China Mobile Hong Kong Ltd. ORD                     343,715
            49,600  NII Holdings, Inc.(1)                             3,780,512
           159,000  Sprint Nextel Corp.                               4,122,870
                                                                 ---------------
                                                                      8,247,097
                                                                 ---------------
TOTAL COMMON STOCKS                                                 133,026,076
(Cost $120,031,434)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.25%, 5/15/16 - 8/15/22, valued
at $1,528,974), in a joint trading account at
3.49%, dated 8/31/05, due 9/1/05
(Delivery value $1,500,145)                                           1,500,000
                                                                 ---------------
(Cost $1,500,000)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 21.3%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.60%, dated 8/31/05, due 9/1/05 (Delivery
value $4,100,928)                                                     4,100,518
Repurchase Agreement, UBS AG, (collateralized by
various U.S. Government Agency obligations in a
pooled account at the lending agent), 3.56%, dated
8/31/05, due 9/1/05 (Delivery value $25,002,472)                     25,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                   29,100,518
(Cost $29,100,518)                                               ---------------

TOTAL INVESTMENT SECURITIES - 119.9%                                163,626,594
                                                                 ---------------
(COST $150,631,952)
OTHER ASSETS AND LIABILITIES - (19.9)%                              (27,140,581)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $136,486,013
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of August 31, 2005.The aggregate value of securities on loan at August 31, 2005, was $28,892,045.
(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $150,900,776
                                                         =================
Gross tax appreciation of investments                        $14,204,344
Gross tax depreciation of investments                         (1,478,526)
                                                         -----------------
Net tax appreciation (depreciation) of investments            $12,725,818
                                                         =================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/ William M. Lyons
         -------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    October 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    October 28, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    October 28, 2005